Key Management Personnel Compensation - Schedule of Compensation of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Compensation of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,494,538	$ 2,496,073	$ 1,995,361
Share based payment	480,450	8,181,849	1,868,430
Total	$ 2,974,988	$ 10,677,922	$ 3,863,791